Unit-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Line Items]
Unit-based Compensation
(9)	Stock-Based Compensation
In connection with the IPO, the stockholders approved the 2026 Equity Incentive Plan (the “2026 Plan”), which became effective on February 12, 2026. The 2026 Plan is administered by the Corporation’s board of directors or a committee thereof and provides for customary limitations, including an annual compensation limit applicable to non-employee
directors.

The 2026 Plan provides for the issuance of up to 7,500,000 shares of Class A common stock for equity-based awards, including stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards, and includes an annual automatic increase in the share reserve equal to 3% of the total number of shares of Class A common stock outstanding as of the end of the immediately preceding fiscal year, beginning on January 1 following the IPO and continuing through the ninth anniversary of the effective date of the 2026 Plan, unless the Corporation’s board of directors determines a lesser increase for any such year. As of March 31, 2026, 4,161,554 shares of Class A common stock are available for future grant under the 2026 Plan.
Restricted Stock Awards (“RSA”)
In connection with the IPO on February 12, 2026
, the Company granted an aggregate of
261,000
shares of RSAs to certain of the Company’s executives and employees and non-employee
directors in conjunction with the 2026 Plan with an aggregate grant date fair value of $
6,525
. The RSA awards were granted to all employees with at least one year of service with a grant date value of $
5
based on the IPO price. The RSAs vest on the third anniversary of the completion of the IPO, subject to continued employment on such date. Additionally, vesting is subject to certain change in control and termination provisions as provided in the award agreements. No RSAs have been granted after the IPO. During the three months ended March 31, 2026,
3,600
restricted stock awards were forfeited.
As of March 31, 2026, all the RSAs are outstanding and remain unvested. The fair value of the RSAs of $25.00 per unit was based on the fair value of a share of Class A common stock at the time of the IPO. Total non-cash
compensation expense for RSAs was approximately $276 for the period from February 12, 2026, to March 31, 2026, and is included in “
Cost of revenue” and “
Selling, general and administrative expenses” in the condensed consolidated statement of operations for the three months ended March 31, 2026.
The unamortized
non-cash
compensation cost related to RSAs of approximately $6,159 as of March 31, 2026 expected to be recognized over a weighted-average period of approximately 2.9 years.
Stock Options
In connection with the IPO on February 12, 2026,
the

Company granted an aggregate of 3,077,446 stock options exercisable for shares of Class A common stock with an exercise price per share of $25.00 based on the fair value at the time of the IPO. These option grants were issued pursuant to the 2026 Equity Incentive Plan in connection with the conversion of legacy Class C profits interests of SOLV Energy Holdings LLC into LLC Units effected at the IPO, as described in the Company’s prospectus dated February 11, 2026. The options will vest in three equal annual installments over the three-year period following the IPO, subject to continued employment through the vesting date. Additionally, vesting is subject to certain change in control and termination provisions as provided in the award agreements. During the three months ended March 31, 2026, 4,908 stock options were forfeited.
As of March 31, 2026, all the stock options are outstanding and remain unvested. Total non-cash
compensation expense for the stock options was approximately $1,583 for the period from February 12, 2026, to March 31, 2026, and is included in “
Cost of revenue” and “
Selling, general and administrative expenses” in the condensed consolidated statement of operations.
The unamortized
non-cash
compensation cost related to stock options was approximately $35,288 as of March 31, 2026 expected to be recognized over a weighted-average period of approximately 2.9 years.

The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which greatly affect the fair value of each stock option. The weighted-average assumptions used to estimate the fair value of stock options granted during the three months ended March 31, 2026 were as follows:

Three Months Ending March 31, 2026
Fair value of stock option	12.0
Risk-free interest rate	3.78%
Expected life (years) (1)	6.5
Expected dividend yield	—
Volatility	42%

(i)
Expected life (years): The expected life was estimated using the simplified method due to a lack of historical exercise activity for the Company. The simplified method calculates the expected life as the mid-point
between the vesting date and the contractual expiration date of the award.

Restricted Unit Appreciation (“RUA”) Plan
At the completion of the IPO, all of the RUA awards have vested and will be settled in cash on December 23, 2026, based on the fair market value of the Class A common stock on such date. Based on the initial public offering price of $25.00 per share, the aggregate cash amount that is payable to settle the RUA awards is approximately $39,464 as of March 31, 2026, an increase of approximately $6,610 from $32,854 as of December 31, 2025. The change in fair value was recognized in
 “Cost of revenue” and
“Selling, general and administrative expenses” in the condensed consolidated statement of operations.
Restricted Class C Unit Conversion
The Reorganization Transactions entered into in connection with the IPO consequently ended the Restricted Class C unit and Additional Class C unit plans and caused all outstanding units to be converted into LLC Interests of SOLV Energy Holdings LLC with a uniform time-based vesting condition. Prior to the IPO, the Restricted Class C units were granted to employees and non-employees
with time, performance and multiple on invested capital (“MOIC”) vesting conditions. The time units vested in equal annual installments over a five-year period on the anniversary date of the vest date. The performance units vested based on the achievement of certain EBITDA performance targets. All performance units would become fully vested on the eighth anniversary of the grant date, whether or not the Company met some or all of the performance targets for any fiscal year. The MOIC units vested based upon a cash distribution threshold being achieved.
In connection with the IPO, vested Restricted Class C units and Additional Class C units were converted to vested LLC Interests. The unvested Restricted Class C that were time-vesting units and unvested Additional Class C units converted to unvested LLC Interests with the same time vesting schedule. The unvested Restricted Class C units that were performance and MOIC vesting units were converted to LLC Interests and are treated as if they were time-vesting units at the time of grant, with time vesting beginning on the original vesting start date of the time units, such that a portion of such LLC Interests are vested LLC Interests and a portion are unvested LLC Interests, subject to the remaining time vesting schedule that applies to the time-vesting units. For each such LLC Interest, there is a corresponding share of the Company’s Class B common stock. The shares of Class B common stock have voting rights, but no economic rights. As of March 31, 2026, there were 15,588,909 shares of our Class B common stock outstanding tied to the LLC Interests into which the Restricted Class C Units and Additional Class C units converted, which include 9,593,243 that are vested LLC Interests.

	Time-vested		Performance-vested		MOIC-vested		Additional C Units
	Number of Units	Weighted Average Exercise Price	Number of Units	Weighted Average Exercise Price	Number of Units	Weighted Average Exercise Price	Number of Units	Weighted Average Exercise Price
Outstanding, December 31, 2025	216,187	$200.16	123,953	105.96	82,969	$106.09	79,007	$261.48
Effect of Reorganization Transactions and IPO	(216,187)	200.16	(123,953)	105.96	(82,969)	106.09	(79,007)	261.48
Exchange of SOLV Energy Holdings LLC Equity Awards	15,602,637	25.00	—	—	—	—	—	—
Forfeited	(13,728)	25.00	—	—	—	—	—	—

Outstanding, March 31, 2026	15,588,909	25.00	—	—	—	—	—	—

Vested, March 31, 2026	9,593,243	$25.00	—	$—	—	$—	—	$—

The Company determined that the exchange of the Restricted Class C time and performance vesting units and the Additional Class C units for
LLC
Interests and Class B common stock is a Type I modification pursuant to ASC 718,
Compensation – Stock Compensation (“ASC 718”)
because the units prior to and after the exchange are expected to vest. The Company recorded $1,553 in non-cash
compensation expense associated with the Restricted Class C time vesting units, performance vesting units and the Additional Class C units, respectively, for the period ended March 31, 2026 in the condensed consolidated statement of operations. As of March 31, 2026, there was $11,597, $2,147 and $1,962 of unrecognized non-cash
compensation expense expected to be recognized through 2029, respectively, for these units.
The Company determined that the exchange of the Restricted Class C MOIC-vested units for LLC Interests and Class B common stock is a Type III modification pursuant to ASC 718 because the MOIC-vested units vesting condition was deemed improbable and is now considered probable. As a result of the exchange, the Company recognized a one-time
incremental
non-cash
compensation expense of approximately $52,270 for the applicable vested LLC Interests in the condensed consolidated statement of operations for the period ended March 31, 2026. The Company recorded $2,576 in non-cash
compensation expense associated with these MOIC-vested units for the for the period ended March 31, 2026. As of March 31, 2026, there was $15,225 of unrecognized non-cash
compensation expense expected to be recognized through 2029.

SOLV Energy Holdings LLC [Member]
Share-Based Payment Arrangement [Line Items]
Unit-based Compensation
(10)	Unit-based Compensation
Legacy CS Energy Class B Units
Prior to the Merger, CS Energy recognized unit-based compensation expense related to equity awards issued by its parent partnership to employees and nonemployees (“CS Energy Class B Units”).
The awards consisted of time-based and performance-based units. Time-based awards generally vested over five years subject to continued service. Performance-based awards vested based on achievement of specified financial targets or upon the occurrence of certain transaction-related events.
CS Energy recorded share-based compensation expense for the CS Energy
B-1
Units of $830 and $905 for the year ended December 31, 2024 and 2023. The share-based compensation expense is recorded in “Selling, general and administrative expenses” in the consolidated statement of operations.
Subsequent to the Merger, the CS Energy Class B Units were exchanged for Restricted Class C Units (“Additional C Units”) in SOLV Energy Management Holdings, LP, a parent entity of the Company, as explained within this footnote. Therefore, there were no CS Energy Class B Units outstanding as of December 31, 2025 and 2024.
Class B-1
Units
At January 1, 2023, 143,916
Class B-1
Units were outstanding. During 2023, 6,313 units were granted, resulting in 150,229 units outstanding at December 31, 2023, of which 4,863 were exercisable.

During

2024,
3,447
units were granted and
8,850
units were forfeited. In connection with the Merger on October 7, 2024,
144,826
units were exchanged for Restricted Class C Units of SOLV Energy Management Holdings, LP (“Additional C Units”). As a result, no
Class B-1
Units were outstanding or exercisable at December 31, 2024 or 2025.
Class B-2
Units
At January 1, 2023, 62,000
Class B-2
Units were outstanding. During 2023, 2,232 additional units were granted, resulting in 64,232 units outstanding at December 31, 2023. None of the
Class B-2
Units were exercisable at December 31, 2023.
In connection with the Merger on October 7, 2024, all 64,232 outstanding
Class B-2
Units were exchanged for Additional C Units, Accordingly, no
Class B-2
Units were outstanding or exercisable at December 31, 2024 or 2025.
Restricted Class C Units
The Company, from time to time, grants Restricted Class C Units to employees and non-employees,
with time, performance and multiple on invested capital (“MOIC”) vesting (collectively, “Legacy SOLV Units”).
Time-vested units
– These units vest 20% each year and become fully vested upon the fifth anniversary of the vesting start date, subject to each recipient having been an employee or key non-employee
at all times from the grant date through each vesting date.
Performance-vested units
– These units vest upon the achievement of certain EBITDA performance targets, with 20% of the performance-vested units becoming exercisable as of the last day of the fiscal year. All performance-vested units become fully vested on the eighth anniversary of the grant date, whether or not the Company meets some or all of the performance targets for any fiscal year, so long as the recipient continues to be an employee or key non-employee
at all times from the grant date through the eighth anniversary of the grant date.
MOIC-vested units
– These units vest only upon a cash distribution threshold being achieved. Compensation expense will be recognized for all awards when the distribution threshold is met and therefore, no compensation expense was recorded related to the Legacy SOLV MOIC-vested units for the years ended December 31, 2025, 2024 and 2023.
Pursuant to the Merger, on October 25, 2024, 107,297 Additional C Units were awarded to certain employees and key non-employees
of CS Energy, including
non-employee
directors, consultants and independent contractors, in exchange for CS Energy Class B Units. Upon the Merger, all unvested CS Energy Class B Units vested, accordance with the CS Energy Class B Units terms and conditions. Under the terms of these newly issued Additional C Units, the units vest 20% on their initial grant date, then ratably over the annual four-year period.
In addition to the Additional C Units issued in exchange for CS Energy Class B Units, the Company also issued a separate tranche of 15,696 Additional C Units to certain employees and key non-employees
of CS Energy. These units were granted independently of the exchange awards above and are subject to a distinct vesting schedule. Under the terms of these separately issued Additional C Units, these units vest 20% each year and become fully vested upon the fifth anniversary of the vesting start date, subject to each recipient having been an employee or key non-employee
at all times from the grant date through each vesting date.
The Company determined that the exchange of the CS Energy
Class B-1
Units Time-based and
Class B-1
Performance-based awards for Additional C Units are Type I modifications pursuant to ASC 718,
Compensation – Stock Compensation
(“ASC 718”) because the awards prior to and after the exchange are expected to vest.

As a result of the
exchange
, the Company recognized a
one-time
incremental expense of approximately
 $
776
for the vested awards in the statement of operations for the year ended December 31, 2024. An incremental expense of approximately $
1,897
will be recognized for the unvested awards over the remaining vesting period.
The Company determined that the exchange of the CS Energy
Class B-2
Units Performance-based awards for Class C Units is a Type III modification pursuant to ASC 718 because the
Class B-2
Units Performance-based awards vesting condition was deemed improbable whereas the Class C Units vesting condition was deemed probable. As of the date of the exchange, total incremental stock-based compensation expense was $1,743, which will be recognized over the remaining service periods of the
Class B-2
Units Performance-based awards.
Pursuant to the Merger, the vesting terms of the Legacy SOLV MOIC-vested units were modified. Prior to the Merger, these units were to vest ultimately upon a liquidity event once a certain investment return multiple was achieved. This provision was amended so that the units now vest only upon a certain cash distribution threshold being achieved. The Company determined this to be a Type IV modification pursuant to ASC 718 because the MOIC-vested unit vesting conditions were deemed improbable both prior to and after this modification. Accordingly, no incremental expense was recognized on the modification date and will only be recognized if and when the vesting conditions are met.
The following tables summarize the Company’s Legacy SOLV Unit and Additional Class C Unit activity, for the years ended December 31, 2025, 2024 and 2023:
Time-Vested Units

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Fair Value (in thousands)
Outstanding, January 1, 2023	133,536	$100.21		$5,287
Granted	4,125	143.40		160
Forfeited	(13,231)	101.44		(527)
Outstanding, December 31, 2023	124,430	101.51	8.1	$4,920
Exercisable, December 31, 2023	50,016	100.24	8.1	$1,982
Granted	32,750	201.93		1,329
Exercised	(1,084)	100.00		(42)
Forfeited	(8,864)	102.33		(354)
Outstanding, December 31, 2024	147,232	123.72	7.7	$5,853
Exercisable, December 31, 2024	67,566	100.70	7.1	$2,673
Granted	70,715	357.05		1,191
Exercised	(235)	114.49		(8)
Forfeited	(1,525)	108.95		(55)
Outstanding, December 31, 2025	216,187	200.16	7.6	$6,981
Exercisable, December 31, 2025	97,000	117.51	6.5	$4,725
The Company recorded $2,761, $799 and $943 in compensation expense related to the Legacy SOLV time-vested units for the years ended December 31, 2025, 2024 and 2023 respectively. As of December 31, 2025, there was $12,554 of unrecognized compensation expense expected to be recognized through 2029.

Performance-
Vested
Units

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Fair Value (in thousands)
Outstanding, January 1, 2023	130,536	$100.00		$5,168
Granted	4,125	143.40		179
Forfeited	(16,284)	101.47		(653)

Outstanding, December 31, 2023	118,377	101.31	8.1	$4,694

Exercisable, December 31, 2023	—			$—

Granted	15,250	142.31		352
Forfeited	(7,307)	102.18		(295)

Outstanding, December 31, 2024	126,320	105.98	7.4	$4,751

Exercisable, December 31, 2024	—			$—

Granted	—	—		—
Forfeited	(2,367)	107.21		(85)

Outstanding, December 31, 2025	123,953	105.96	6.5	$4,666

Exercisable, December 31, 2025	—			$—

The Company recorded $555, $520 and $526 in compensation expense related to the Legacy SOLV performance-vested units for the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025, there was $2,581 of unrecognized compensation expense expected to be recognized through 2032.
MOIC-Vested
Units

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding, January 1, 2023	87,024	$100.00
Granted	2,750	143.40
Forfeited	(10,856)	101.47

Outstanding, December 31, 2023	78,918	100.82	8.1

Exercisable, December 31, 2023	—

Granted	10,500	142.31

Forfeited	(4,871)	102.18

Outstanding, December 31, 2024	84,547	106.11	7.4

Exercisable, December 31, 2024	—
Granted	—
Forfeited	(1,578)	107.20

Outstanding, December 31, 2025	82,969	106.09	6.5

Exercisable, December 31, 2025	—

Additional C
Units

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Fair Value (in thousands)
Outstanding, December 31, 2023	—			$—
Granted	122,993	$261.48		5,264
Outstanding, December 31, 2024	122,993	261.48	9.8	5,264
Exercisable, December 31, 2024	21,459	$261.48	9.8	1,158
Exercised	(16,010)	261.48		(864)
Forfeited	(27,976)	$261.48		(1,510)

Outstanding, December 31, 2025	79,007	261.48	8.8	$2,890

Exercisable, December 31, 2025	28,703	261.48	8.8	$1,549

The Company recorded $7 and $1,010 in compensation expense related to the Additional Class C Units for the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025, there was $2,142 of unrecognized compensation expense expected to be recognized through 2029.
The Company utilized the following assumption in estimating the fair value of each Legacy SOLV Unit time-vested and performance-vested awards and Class C Units granted under the Black-Scholes pricing model:

	Year Ended December 31,
	2025	2024	2023
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	55.0%	50.0%	62.5%
Risk-free interest rate	3.7%	4.0%	4.8%
Time to liquidity (years)	0.39	2.21	3.23
As described in Note 18—
Subsequent Events
, subsequent to December 31, 2025, certain reorganization transactions were entered into in connection with the IPO of SOLV Energy, Inc. The reorganization transactions entered into in connection with the IPO consequently ended the Restricted Class C Unit plans discussed above and caused all outstanding Restricted Class C Units to be converted into common units of SOLV Energy Holdings LLC with a uniform time-based vesting condition.
Restricted Unit Appreciation (“RUA”) Plan
On December 23, 2021, the Company adopted the SOLV Energy, LLC RUA Plan (the “Plan”) and granted a total of 48,000 RUA awards with an estimated fair value of $4,800 to certain employees. The awards follow an employee payment model, requiring classification as a liability that is measured at fair value at the end of each reporting period. Changes in fair value are recognized as cumulative adjustments to compensation expense each period.
The fair value of RUA awards is measured based on the fair value of Class A Units of SOLV Energy Parent Holdings, LP, which is estimated using generally accepted equity valuation and allocation methods. The fair value of RUA awards is derived from unobservable inputs and is therefore a Level 3 measurement.
The awards vest ratably over the
12-month
requisite service period the rewards are earned. Fully vested awards granted by the Company that have not forfeited are settled in cash in the earlier of 60 days following a sale of substantially all of the assets or 50% or more of the partnership’s interests of SOLV Energy Parent Holdings LP or the fifth-year anniversary date of the grant. The holders receive for each vested RUA award an amount in cash equal to the fair market value of one share of Class A Unit of SOLV Energy Parent Holdings, LP on the trigger date, as specified in the applicable award agreement. Grantees, upon termination from services, may elect to settle their fully vested awards for cash, in this case equal to the grant date fair value of the award.
A summary of the activity for the years ended December 31, 2025, 2024 and 2023 is as follows:

Number of RUA Units
Outstanding as of January 1, 2023	45,600
Exercised	(4,320)
Forfeited	(960)
Outstanding as of December 31, 2023	40,320
Exercised	(4,800)
Outstanding as of December 31, 2024	35,520
Exercised	(960)
Outstanding as of December 31, 2025	34,560
Compensation expense, including the fair value remeasurement, related to RUA units to be settled in cash is recorded in “Selling, general and administrative expenses” and was $24,003 and $5,395 and $(265) for the years ended December 31, 2025, 2024 and 2023, respectively.
The Company paid cash of $96 and $480 for the years ended December 31, 2025 and 2024, respectively, to settle fully vested RUA awards for terminated employees.